Intangibles and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Historical cost, Beginning balance	$ 30,760	$ 30,760
Additions	0
Amortization for the year	(3,631)	(3,631)
Accumulated amortization	(10,272)	(6,641)
Historical cost, Ending balance	30,760	30,760
Intangibles and goodwill			$ 20,488	$ 24,119
Historical cost, Beginning balance	24,370	31,011
Additions	0
Accumulated amortization	(10,272)	(6,641)
Amortization for the year	(3,631)	(3,631)
Historical cost, Ending balance	20,739	24,370
Historical cost, Goodwill beginning balance	251	251
Additions, Goodwill	0
Amortization for the year	0	0
Accumulated amortization	0	0
Historical cost, Goodwill ending balance	251	251
Intangibles and goodwill	251	251	251	251
Above Market Time Charter [Member]
Historical cost, Beginning balance	22,760	22,760
Additions	0
Amortization for the year	(3,631)	(3,631)
Accumulated amortization	(10,272)	(6,641)
Historical cost, Ending balance	22,760	22,760
Intangibles and goodwill			12,488	16,119
Option for time charter extension [Member]
Historical cost, Beginning balance	8,000	8,000
Additions	0
Amortization for the year	0	0
Accumulated amortization	0	0
Historical cost, Ending balance	$ 8,000	$ 8,000
Intangibles and goodwill			$ 8,000	$ 8,000